Investments: Net Unrealized Investment Gains (Losses) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Details
Fair value of debt security in unrealized loss position	$ 7,955	$ 8,207
Gross unrealized losses	$ 790	$ 103